Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of revenue

Details of revenue are as follows:

For the twelve months ended December 31,	2024	2023

Acquisition services	$10,496	$14
Value-added data	3,110	1,940
Software and solutions	4,031	4,243
	$17,637	$6,197

Primary geographical market
United States	$2,299	$2,161
Asia/Pacific	11,666	395
Europe	3,672	3,641
	$17,637	$6,197

Timing of revenue recognition
Upon delivery	$3,613	$2,443
Services overtime	14,024	3,754
	$17,637	$6,197

Schedule of unbilled revenue

Changes in the unbilled revenue balance are as follows:

For the twelve months ended December 31,	2024	2023

Unbilled revenue, beginning of period	$-	$8
Increase in unbilled revenue recognized	7,308	-
Amounts invoiced included in the
beginning balance	-	(8)
Amounts invoiced in the current period	(4,668)	-
Unbilled revenue, end of period	$2,640	$-

Schedule of unearned revenue

Changes in the unearned revenue balance are as follows:

For the twelve months ended December 31,	2024	2023

Unearned revenue, beginning of period	$2,553	$2,953
Recognition of unearned revenue included in the
beginning balance	(2,052)	(2,012)
Recognition of unearned revenue in the current period	(2,954)	(2,037)
Amounts invoiced and revenue unearned	4,621	3,649
Foreign exchange	(10)	-
Unearned revenue, end of period	$2,158	$2,553

Schedule of changes in contract acquisition costs

Changes in contract acquisition costs are as follows:

For the twelve months ended December 31,	2024	2023

Contract acquisition costs, beginning of period	$114	$60
Additions	496	140
Amortization	(416)	(86)
Contract acquisition costs, end of period	$194	$114